Issued capital and reserves (Tables)	6 Months Ended
Sep. 30, 2021
Disclosure of Issued Capital And Reserves [Abstract]
Disclosure of classes of share capital	Number of shares authorized and issued

	Six months ended September 30
Number of shares authorized and issued	2021			2020			2019
	Ordinary shares	Preference shares	Total	Ordinary shares	Preference shares	Total	Ordinary shares
Opening balance at April 1	187,534,962	23,717,989	211,252,951	40,000,000	—	40,000,000	40,000,000
Effects of the capital reorganization on Aug 28, 2020	—	—	—	127,824,796	23,717,989	151,542,785	—
Issuance of share capital Global Blue Group Holding A.G. September 2021	5,000,000	—	5,000,000	—	—	—	—
Closing balance as of September 30	192,534,962	23,717,989	216,252,951	167,824,796	23,717,989	191,542,785	40,000,000

	Three months ended September 30
Number of shares authorized and issued	2021			2020			2019
	Ordinary shares	Preference shares	Total	Ordinary shares	Preference shares	Total	Ordinary shares
Opening balance at July 1	187,534,962	23,717,989	211,252,951	40,000,000	—	40,000,000	40,000,000
Effects of the capital reorganization on Aug 28, 2020	—	—	—	127,824,796	23,717,989	151,542,785	—
Issuance of share capital Global Blue Group Holding A.G. September 2021	5,000,000	—	5,000,000	—	—	—	—
Closing balance as of September 30	192,534,962	23,717,989	216,252,951	167,824,796	23,717,989	191,542,785	40,000,000
Issued share capital and share premium

(EUR thousand)	Six months ended September 30
Issued share capital and share premium	2021			2020			2019
	Ordinary shares	Preference shares	Total	Ordinary shares	Preference shares	Total	Ordinary shares
Opening balance at April 1	1,530,346	95,182	1,625,528	392,197	—	392,197	392,197
Effects of the capital reorganization	—	—	—	801,569	113,283	914,852	—
Issue of share capital	46	—	46	259	36	295	—
Share premium contribution	—	—	—	234,976	33,208	268,184	—
Conversion of shares	(366)	366	—	—	—	—	—
Acquisition of treasury shares	(46)	—	(46)	(8,812)	(1,246)	(10,058)	—
Closing balance as of September 30	1,529,980	95,548	1,625,528	1,420,189	145,281	1,565,470	392,197

(EUR thousand)	Three months ended September 30
Issued share capital and share premium	2021			2020			2019
	Ordinary shares	Preference shares	Total	Ordinary shares	Preference shares	Total	Ordinary shares
Opening balance at July 1	1,529,980	95,548	1,625,528	392,197	—	392,197	392,197
Effects of the capital reorganization	—	—	—	801,569	113,283	914,852	—
Issue of share capital	46	—	46	259	36	295	—
Share premium contribution	—	—	—	234,976	33,208	268,184	—
Conversion of shares	—	—	—	—	—	—	—
Acquisition of treasury shares	(46)	—	(46)	(8,812)	(1,246)	(10,058)	—
Closing balance as of September 30	1,529,980	95,548	1,625,528	1,420,189	145,281	1,565,470	392,197

	Shareholders of Global Blue Group Holding AG
	as of September 30, 2021
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants
Global Blue Holding LP	—	—	—	—
Silver Lake and Affiliates (1)	97,258,598	11,970,487	109,229,085	55.1%	6,548,415
Partners Group and Affiliates (2)	40,129,828	4,939,137	45,068,965	22.7%	2,701,935
Ant Group	12,500,000	—	12,500,000	6.3%	—
Tom Farley	3,723,363	—	3,723,363	1.9%	—
Management	4,297,259	774,753	5,072,012	2.6%	—
EBT	1,086,280	104,135	1,190,415	0.6%	516,317
GB Directors, Executive Management & Other Employees	9,106,902	878,888	9,985,790	5.0%	516,317
Other Shareholders	21,539,634	—	21,539,634	10.9%	20,969,283
Total excl. GB Group	180,534,962	17,788,512	198,323,474	100.0%	30,735,950
GB Group	12,000,000	5,929,477	17,929,477		—
Total incl. GB Group	192,534,962	23,717,989	216,252,951		30,735,950

	Shareholders of Global Blue Group Holding AG
	as of March 31, 2021
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants
Global Blue Holding LP	—	—	—	—
Silver Lake and Affiliates (1)	98,017,072	11,970,487	109,987,559	55.5%	6,548,415
Partners Group and Affiliates (2)	40,442,783	4,939,137	45,381,920	22.9%	2,701,935
Ant Group	12,500,000	—	12,500,000	6.3%	—
Tom Farley	3,723,363	—	3,723,363	1.9%	—
Management	4,297,259	774,753	5,072,012	2.6%	—
EBT	1,086,280	104,135	1,190,415	0.6%	516,317
GB Directors, Executive Management & Other Employees	9,106,902	878,888	9,985,790	5.0%	516,317
Other Shareholders	20,468,205	—	20,468,205	10.3%	20,969,283
Total excl. GB Group	180,534,962	17,788,512	198,323,474	100.0%	30,735,950
GB Group	7,000,000	5,929,477	12,929,477		—
Total incl. GB Group	187,534,962	23,717,989	211,252,951		30,735,950

	Shareholders of Global Blue Group Holding AG
	as of March 31, 2020
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants
Global Blue Holding LP	40,000,000	—	40,000,000	100.0	—
Total excl. GB Group	40,000,000	—	40,000,000	100.0%	—
GB Group	—	—	—		—
Total incl. GB Group	40,000,000	—	40,000,000		—

(1) - Corresponds to SL Globetrotter L.P.
(2) - Corresponds to Global Blue Holding LP (which is controlled by Silver Lake) and shares directly held by Partners Group
(3) - Excludes GB Group

Disclosure of reserves within equity
The Other reserves within Equity attributable to owners of the parent consist of the following positions:

As of September 30, 2021
(EUR thousand)
Other reserves	Equity settled shared based payment	Other reserve	Foreign currency translation reserve	Remeasurements of post employment benefit obligations	Net other reserves
Opening balance as of April 1, 2021	43,871	(1,006,208)	(14,707)	(2,161)	(979,205)
Currency translation difference	—	—	(1,448)	—	(1,448)
Employee share schemes	1,200	—	—	—	1,200
Closing balance as of September 30, 2021	45,071	(1,006,208)	(16,155)	(2,161)	(979,453)

Three months ended September 30, 2021
(EUR thousand)
Other reserves	Equity settled shared based payment	Other reserve	Foreign currency translation reserve	Remeasurements of post employment benefit obligations	Net other reserves
Opening balance as of July 1, 2021	44,649	(1,006,208)	(16,038)	(2,161)	(979,758)
Currency translation difference	—	—	(117)	—	(117)
Employee share schemes	422	—	—	—	422
Closing balance as of September 30, 2021	45,071	(1,006,208)	(16,155)	(2,161)	(979,453)

As of September 30, 2020
(EUR thousand)	Restated
Other reserves	Equity settled shared based payment	Other reserve	Foreign currency translation reserve	Remeasurements of post employment benefit obligations	Net other reserves
Opening balance as of April 1, 2020	—	9,914	(19,469)	(2,326)	(11,881)
Currency translation difference	—	—	943	—	943
Issuance of share capital Global Blue Group Holding A.G.	—	(1,495,526)	—	—	(1,495,526)
Acquisition of treasury shares	—	10,058	—	—	10,058
Reclassification adjustment from Global Blue Group A.G. to Global Blue Group Holding A.G.	—	42,856	—	—	42,856
Exchange of Global Blue management loan notes into shares	—	464,164	—	—	464,164
Effects of capital reorganization	—	(978,448)	—	—	(978,448)
Conversion of shares into equity settled plan	42,632	—	—	—	42,632
Issuance costs	—	115,113	—	—	115,113
Shares bought back by Global Blue Group A.G.	—	(152,787)	—	—	(152,787)
Total contribution by and distribution to owners of the parent, recognised directly in Equity	42,632	(37,674)	—	—	4,958
Closing balance as of September 30, 2020	42,632	(1,006,208)	(18,526)	(2,326)	(984,428)

Three months ended September 30, 2020
(EUR thousand)	Restated
Other reserves	Equity settled shared based payment	Other reserve	Foreign currency translation reserve	Remeasurements of post employment benefit obligations	Net other reserves
Opening balance as of July 1, 2020	—	9,914	(17,469)	(2,326)	(9,881)
Currency translation difference	—	—	(1,057)	—	(1,057)
Issuance of share capital Global Blue Group Holding A.G.	—	(1,495,526)	—	—	(1,495,526)
Acquisition of treasury shares	—	10,058	—	—	10,058
Reclassification adjustment from Global Blue Group A.G. to Global Blue Group Holding A.G.	—	42,856	—	—	42,856
Exchange of Global Blue management loan notes into shares	—	464,164	—	—	464,164
Effects of capital reorganization	—	(978,448)	—	—	(978,448)
Conversion of shares into equity settled plan	42,632	—	—	—	42,632
Issuance costs	—	115,113	—	—	115,113
Shares bought back by Global Blue Group A.G.	—	(152,787)	—	—	(152,787)
Total contribution by and distribution to owners of the parent, recognised directly in Equity	42,632	(37,674)	—	—	4,958
Closing balance as of September 30, 2020	42,632	(1,006,208)	(18,526)	(2,326)	(984,428)

As of September 30, 2019
(EUR thousand)
Other reserves	Equity settled shared based payment	Other reserve	Foreign currency translation reserve	Remeasurements of post employment benefit obligations	Net other reserves
Opening balance as of April 1, 2019	—	9,890	(10,572)	(519)	(1,201)
Currency translation difference	—	—	(2,166)	—	(2,166)
Other transactions	—	24	—	—	24
Closing balance as of September 30, 2019	—	9,914	(12,738)	(519)	(3,343)

.

Three months ended September 30, 2019
(EUR thousand)
Other reserves	Equity settled shared based payment	Other reserve	Foreign currency translation reserve	Remeasurements of post employment benefit obligations	Net other reserves
Opening balance as of July 1, 2019	—	9,890	(13,753)	(519)	(4,382)
Currency translation difference	—	—	1,015	—	1,015
Other transactions	—	24	—	—	24
Closing balance as of September 30, 2019	—	9,914	(12,738)	(519)	(3,343)

Disclosure of treasury shares

As of September 30, 2021
(EUR thousand)
Treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares	Total	Ordinary shares	Preference shares	Total
Opening balance as of April 1, 2021	8,051,569	138,846	8,190,415	(8,877)	(1,246)	(10,123)
Conversion of shares	34,711	(34,711)	—	(366)	366	—
Acquisition of treasury shares	5,000,000	—	5,000,000	(46)	—	(46)
Closing balance as of September 30, 2021	13,086,280	104,135	13,190,415	(9,289)	(880)	(10,169)
During the three months ended September 30, 2021, 5,000,000 ordinary shares were issued in the parent company and held in trust of Global Blue Group II GmbH.

Three months ended September 30, 2021
(EUR thousand)
Treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares	Total	Ordinary shares	Preference shares	Total
Opening balance as of July 1, 2021	8,086,280	104,135	8,190,415	(9,243)	(880)	(10,123)
Acquisition of treasury shares	5,000,000	—	5,000,000	(46)	—	(46)
Closing balance as of September 30, 2021	13,086,280	104,135	13,190,415	(9,289)	(880)	(10,169)

As of September 30, 2020
(EUR thousand)
Treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares	Total	Ordinary shares	Preference shares	Total
Opening balance as of April 1, 2020	—	—	—	—	—	—
Acquisition of treasury shares	1,051,569	138,846	1,190,415	(8,812)	(1,246)	(10,058)
Closing balance as of September 30, 2020	1,051,569	138,846	1,190,415	(8,812)	(1,246)	(10,058)

Three months ended September 30, 2020
(EUR thousand)
Treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares	Total	Ordinary shares	Preference shares	Total
Opening balance as of July 1, 2020	—	—	—	—	—	—
Acquisition of treasury shares	1,051,569	138,846	1,190,415	(8,812)	(1,246)	(10,058)
Closing balance as of September 30, 2020	1,051,569	138,846	1,190,415	(8,812)	(1,246)	(10,058)

There were no treasury shares in the three and six months to September 30, 2019.